Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2024
Reconciliation of Liabilities Arising from Financing Activities [Abstract]
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
24.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings	Lease Liabilities	Total

At 1 January, 2023	$17,081,434	$4,745,953	$21,827,387

Cash-flows:
-Repayment	(2,890,252)	-	(2,890,252)
-Proceeds	1,895,151	-	1,895,151
-Capital element of lease rentals paid	-	(2,249,306)	(2,249,306)
-Interest element of lease rentals paid	-	(402,844)	(402,844)

Non-cash:
-Loan conversion agreement	(15,914,615)	-	(15,914,615)
-Entering into new leases	-	922,578	922,578
-Exchange adjustments	209,933	6,135	216,068
At 31 December 2023	381,651	3,022,516	3,404,167
	Borrowings	Lease Liabilities	Total
At 1 January, 2024	$381,651	$3,022,516	$3,404,167

Cash-flows:
-Repayment	(330,180)	-	(330,180)
-Interest paid	(13,386)	-	(13,386)
-Capital element of lease rentals paid	-	(1,899,078)	(1,899,078)
-Interest element of lease rentals paid	-	(144,451)	(144,451)

Non-cash:
-Entering into new leases	-	1,580,321	1,580,321
-Exchange adjustments	6,147	1,521	7,669

At 31 December 2024	44,232	2,560,829	2,605,061